FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 1,398	$ 1,300
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	576	479
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	728	726
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	94	64
Other financing costs [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 0	$ 31